                          PROSPECTUS -- INVESTOR CLASS

        1  THE ADVISOR'S INVESTMENT METHODOLOGY
      ---
        2  BANKING FUND
      ---
        4  BASIC MATERIALS FUND
      ---
        6  BIOTECHNOLOGY FUND
      ---
        8  CONSUMER PRODUCTS FUND
      ---
       10  ELECTRONICS FUND
      ---
       12  ENERGY FUND
      ---
       14  ENERGY SERVICES FUND
      ---
       16  FINANCIAL SERVICES FUND
      ---
       18  HEALTH CARE FUND
      ---
       20  LEISURE FUND
      ---
       22  RETAILING FUND
      ---
       24  TECHNOLOGY FUND
      ---
       26  TELECOMMUNICATIONS FUND
      ---
       28  TRANSPORTATION FUND
      ---
       30  RISK CONSIDERATIONS
      ---
       31  PERFORMANCE INFORMATION
      ---
       32  HOW TO INVEST IN THE FUNDS
      ---
       34  REDEEMING FUND SHARES
      ---
       35  EXCHANGES
      ---
       36  PROCEDURES FOR REDEMPTIONS AND EXCHANGES
      ---
       37  DIVIDENDS AND DISTRIBUTIONS
      ---
       37  TAX INFORMATION
      ---
       38  MANAGEMENT OF THE FUNDS
      ---
       39  PORTFOLIO TRANSACTIONS
      ---
       39  GENERAL INFORMATION
      ---
       41  INFORMATION ABOUT THE FUNDS' INVESTMENTS
      ---

MARCH 1, 1998

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-three separate investment portfolios (the "Rydex Funds"), fourteen of which are described in this Prospectus (the "Funds" or "Rydex Sector Funds"). The Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs.

This Prospectus contains important information about the Investor Class Shares of the Funds. Please read it before investing and keep it on file for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FUNDS:
    - ARE NOT FEDERALLY INSURED
    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
    - ARE NOT BANK DEPOSITS
    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.

                                       I

     ICON LEGEND

                  Fund Objective
                  The fund's particular investment goal.
  n

                  Portfolio Investments

       [ICON]
                  The primary types of securities in which the fund invests.

                  Risk Considerations
                  The major risk factors associated with the fund.
  p

                  Fund Expense Information
                  The overall costs incurred by an investor in the fund.
 o

                                       II

                                                            PROSPECTUS  1
                                                                        --------

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Funds, PADCO Advisors, Inc.'s (the "Advisor") investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

    The Advisor monitors the Funds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed.

    After constructing a portfolio for each Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector. The use of leverage will result in each Fund being exposed to its relevant business sector with more than 100% of its total assets.

    Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.

    THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

------
2  PROSPECTUS

                        FUND INFORMATION -- BANKING FUND

FUND OBJECTIVE

[LOGO]
          THE BANKING FUND seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Banking Companies that are traded in the United States, as well as in futures and options contracts. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. Banking Companies include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also own securities of U.S. Banking Companies whose deposits are not insured by the federal government.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         As the services offered by Banking Companies expand, banks are becoming more exposed to well-established competitors such as insurance companies and investment advisory companies. This exposure has also increased due to the erosion of historical distinctions between banks and other financial institutions. Increased competition may result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly-traded banks. Legislation is currently being considered by Congress which would reduce the separation between commercial and investment banking businesses. If enacted, this could significantly impact the industry and the Fund. In addition, general economic conditions are important to Banking Companies, which face exposure to credit losses and are dependent to a greater or lesser extent on interest rate activity.

    In addition, the Banking Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  3
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the BANKING FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                      .85%
  12b-1 Fees                                                                                           None
  Other Expenses(1)                                                                                    .65%
                                                                                                  ---------
  Total Fund Operating Expenses                                                                       1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
4  PROSPECTUS

                    FUND INFORMATION -- BASIC MATERIALS FUND

FUND OBJECTIVE

[LOGO]
          THE BASIC MATERIALS FUND seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Basic Materials Companies that are traded in the United States, as well as in futures and options contracts. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products. When seeking to invest in Basic Materials Companies, the Fund may also invest in the equity securities of companies operating in the mining, processing, transportation, and distribution businesses, including equipment suppliers and railroads.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Many Basic Materials Companies are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses for Basic Materials Companies. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

    In addition, the Basic Materials Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  5
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the BASIC MATERIALS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
6  PROSPECTUS

                     FUND INFORMATION -- BIOTECHNOLOGY FUND

FUND OBJECTIVE

[LOGO]
          THE BIOTECHNOLOGY FUND seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Biotechnology Companies that are traded in the United States, as well as in futures and options contracts. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes. The Fund may invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology, as well as in Biotechnology Companies that provide processes or services instead of, or in addition to, products. Biotechnology Companies also include companies involved in applications and developments affecting such areas as human health care, pharmaceuticals, agricultural and veterinary applications, chemicals, and medical/surgical.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Biotechnology Companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and legal governments, and foreign regulatory authorities. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of Biotechnology Companies are very volatile, particularly during periods where their products are up for regulatory approval and/ or under regulatory scrutiny.

    In addition, the Biotechnology Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  7
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the BIOTECHNOLOGY FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
8  PROSPECTUS

                   FUND INFORMATION -- CONSUMER PRODUCTS FUND

FUND OBJECTIVE

[LOGO]
          THE CONSUMER PRODUCTS FUND seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Consumer Products Companies that are traded in the United States, as well as in futures and options contracts. Consumer Products Companies are engaged in the manufacture of goods and services to consumers both domestically and internationally. Consumer Products Companies include companies that manufacture durable goods such as major appliances and personal computers. Such companies also include companies that manufacture, wholesale, or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), and companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, and consumer confidence. The success of Consumer Products Companies also depends heavily on relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

    In addition, the Consumer Products Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  9
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the CONSUMER PRODUCTS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
10  PROSPECTUS

                      FUND INFORMATION -- ELECTRONICS FUND

FUND OBJECTIVE

[LOGO]
          THE ELECTRONICS FUND seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Electronics Companies that are traded in the United States, as well as in futures and options contracts. Electronics Companies are engaged in the design, manufacture, or sale of electronic components. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. Electronics Companies also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Many of the products offered by Electronics Companies are subject to risks of rapid obsolescence and intense competition. As suppliers of many technology companies, Electronics Companies are often subject to the fortunes of their customers, which may vary wildly. Electronics Companies also face high technology and research costs especially in light of decreased defense spending by the U.S. Government, and may face competition from subsidized foreign competitors with lower production costs.

    In addition, the Electronics Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  11
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the ELECTRONICS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
12  PROSPECTUS

                        FUND INFORMATION -- ENERGY FUND

FUND OBJECTIVE

[LOGO]
          THE ENERGY FUND seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Energy Companies that are traded in the United States, as well as in futures and options contracts. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power. The Fund may invest in companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Securities of Energy Companies are subject to changes in value and dividend yield which depend largely on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

    In addition, the Energy Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  13
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the ENERGY FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
14  PROSPECTUS

                    FUND INFORMATION -- ENERGY SERVICES FUND

FUND OBJECTIVE

[LOGO]
          THE ENERGY SERVICES FUND seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Energy Services Companies that are traded in the United States, as well as in futures and options contracts. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal, and to companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power. Energy Services Companies include those providing services such as onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. In addition, Energy Services Companies include companies that provide products and services to these other companies.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Energy Services Companies are affected by the supply and demand both for their specific products or services and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation and environmental issues, world events and economic conditions will likewise affect the performance of Energy Services Companies. In addition, Energy Services Companies may be affected by economic conditions generally affecting energy supply companies.

    In addition, the Energy Services Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  15
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the ENERGY SERVICES FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
16  PROSPECTUS

                  FUND INFORMATION -- FINANCIAL SERVICES FUND

FUND OBJECTIVE

[LOGO]
          THE FINANCIAL SERVICES FUND seeks capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loan associations, insurance companies, brokerage companies, and real estate and leasing companies ("Financial Services Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Financial Services Companies that are traded in the United States, as well as in futures and options contracts. Financial Services Companies provide financial services to consumers and industry. Financial Services Companies include commercial and investment banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would further reduce the separation between commercial and investment banking businesses, and between the banking and insurance businesses. If enacted these changes could significantly impact the sector and the Fund.

    In addition, the Financial Services Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  17
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the FINANCIAL SERVICES FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
18  PROSPECTUS

                      FUND INFORMATION -- HEALTH CARE FUND

FUND OBJECTIVE

[LOGO]
          THE HEALTH CARE FUND seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care
Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights and securities convertible into common stock, of Health Care Companies that are traded in the United States, as well as in futures and options contracts. Health Care Companies are engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Health Care Companies are subject to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

    In addition, the Health Care Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  19
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the HEALTH CARE FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
20  PROSPECTUS

                        FUND INFORMATION -- LEISURE FUND

FUND OBJECTIVE

[LOGO]
          THE LEISURE FUND seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing ("Leisure Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights and securities convertible into common stock, of Leisure Companies that are traded in the United States, as well as in futures and options contracts. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies provide, manufacture or produce goods and services such as television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services provided by Leisure Companies include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products and gaming casinos.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. Many Leisure Companies have unpredictable earnings, due in part to changing consumer tastes and intense competition. Leisure Companies have reacted strongly to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

    In addition, the Leisure Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  21
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the LEISURE FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
22  PROSPECTUS

                       FUND INFORMATION -- RETAILING FUND

FUND OBJECTIVE

[LOGO]
          THE RETAILING FUND seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Retailing Companies that are traded in the United States, as well as in futures and options contracts. Retailing Companies are engaged in merchandising finished goods and services primarily to individual consumers. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         The success of Retailing Companies is closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

    In addition, the Retailing Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  23
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the RETAILING FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
24  PROSPECTUS

                      FUND INFORMATION -- TECHNOLOGY FUND

FUND OBJECTIVE

[LOGO]
          THE TECHNOLOGY FUND seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Technology Companies that are traded in the United States, as well as in futures and options contracts. Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Competitive pressures may have a significant effect on the financial condition of Technology Companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many Technology Companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. In addition, many small Technology Companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

    In addition, the Technology Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  25
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the TECHNOLOGY FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
26  PROSPECTUS

                  FUND INFORMATION -- TELECOMMUNICATIONS FUND

FUND OBJECTIVE

[LOGO]
          THE TELECOMMUNICATIONS FUND seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Telecommunications Companies that are traded in the United States, as well as in futures and options contracts. Telecommunications Companies are engaged in the development, manufacture, or sale of communications services or communications equipment. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many Telecommunications Companies compete fiercely for market share and, increasingly, face competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

    In addition, the Telecommunications Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  27
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the TELECOMMUNICATIONS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
28  PROSPECTUS

                    FUND INFORMATION -- TRANSPORTATION FUND

FUND OBJECTIVE

[LOGO]
          THE TRANSPORTATION FUND seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Transportation Companies that are traded in the United States, as well as in futures and options contracts. Transportation Companies are engaged in providing transportation services or engaged in the design manufacture, distribution, or sale of transportation equipment. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Transportation Company stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The United States has been deregulating these industries, but it is uncertain whether this trend will continue and what its effect will be. In addition, Transportation Companies, including airlines and automobile, truck and aircraft manufacturers, are facing increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

    In addition, the Transportation Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see "RISK
CONSIDERATIONS."

                                                            PROSPECTUS  29
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Investor Class Shares of the TRANSPORTATION FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   None
  Other Expenses(1)                                            .65%
                                                              -----
  Total Fund Operating Expenses                               1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
30  PROSPECTUS

RISK CONSIDERATIONS

PRIMARY RISKS
    Set forth below are the primary, broad-based risks that the Funds may encounter:

FUND RISK -- The possibility that a Fund's performance during a specific period may not meet or exceed that of the market as a whole.

SECTOR RISK -- The risk that the economic sector in which a Fund focuses its investments will underperform the market as a whole. To the extent that a Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to the risks of investing in that sector, including legislative or regulatory changes, adverse market conditions and/or increased competition.

MARKET RISK -- The possibility that stock prices in general will decline over short, or even extended, periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

LEVERAGING RISK -- Leveraging activities include, among other things, borrowing and the use of options and futures. There are risks associated with leveraging activities, including:

    - The success of a leveraging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
    - Leveraging may result in a Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.
    - There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.
    - Although the Funds will only purchase exchange-traded futures and options, due to market conditions, there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous to the Funds.
    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

SECONDARY RISKS
    In addition to the primary risks set forth above, the Funds may, to varying degrees, be subject to the following types of secondary risks:

EVENT RISK -- The possibility that corporate securities may suffer substantial declines in market value due to corporate restructurings. While event risk may be high for certain corporate securities held by the Fund, event risk in the aggregate should be low because of each Fund's varied holdings.

FOREIGN COMPANY RISKS -- There are risks associated with investing in foreign companies, including:

    - VOLATILITY -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries.
    - REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign issuers may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic issuers. There is generally less government regulation of listed companies abroad than in the U.S.

SMALL ISSUER RISK -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                            PROSPECTUS  31
                                                                        --------

ADDITIONAL RISK CONSIDERATIONS

PORTFOLIO TURNOVER RATE -- The Trust anticipates that investors that are part of asset-allocation or market-timing strategies will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. The Trust does not expect the portfolio turnover rate to exceed 500% for any Fund. The formula for calculating a Fund's portfolio turnover rate disregards securities having a maturity of less than one year and options and futures contracts. A higher portfolio turnover rate may result in a Fund paying more brokerage commissions and generating greater tax liabilities for shareholders.

AGGRESSIVE INVESTMENT TECHNIQUES -- Each of the Funds may, to a significant extent, purchase futures contracts and options on securities, securities indexes, and futures contracts. The participation in the options or futures markets by a Fund involves distinct investment risks and transaction costs. Risks inherent in the use of options, futures contracts, and options on futures contracts are described more fully in the "More Information About Investments and Leveraging Transactions" section of this Prospectus, and in the Statement of Additional Information.

NON-DIVERSIFICATION -- Since each Fund is non-diversified, each Fund may invest in the securities of a relatively few number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. The Funds intend, however, to comply with the applicable diversification requirements of the Internal Revenue Code.

PERFORMANCE INFORMATION
TOTAL RETURN CALCULATIONS

    From time to time, each of the Funds may advertise its total return for prior periods. Any such advertisement will include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the Fund (if less). Other total return quotations over other time periods also may be included.

    The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, and is calculated by subtracting the value of the initial investment from ending value of the investment and showing the differences as a percentage of the initial investment. Total return calculations assume that the entire investment is redeemed at the end of each period and that all income dividends and capital gains distributions are reinvested. Average annual total return quotations for periods of more than one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested relative to the ending redeemable value.

------
32  PROSPECTUS

    Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of a Fund.

COMPARISONS OF INVESTMENT PERFORMANCE

    The performance of a Fund for a given period may be compared to the performance of recognized, unmanaged indexes for the same period in performance reports and promotional literature.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

    Additional performance information for the Funds is contained in the Statement of Additional Information ("SAI") and in the Trust's annual and semi-annual reports to shareholders. Copies of the SAI and/or the annual and semi-annual reports may be obtained, without charge, by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, or by calling 1-800-820-0888.

HOW TO INVEST IN THE FUNDS
PURCHASING SHARES

    Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. The NAV is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time) and the settlement time for the Funds' futures and options contracts, if any (typically, 4:15 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. To receive the current Business Day's NAV, the Trust must receive your purchase order before 3:30 p.m., Eastern Time. No sales charges are imposed on initial or subsequent investments in a Fund.

MINIMUM INVESTMENT

    If a registered investment advisor has discretionary authority over your account, the minimum initial investment in the Investor Class Shares of the Rydex Sector Funds is $15,000. For all other shareholder accounts
("Self-Directed Accounts"), the minimum initial investment in the Investor Class Shares of the Rydex Sector Funds is $25,000. These minimums also apply to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. If you

                                                            PROSPECTUS  33
                                                                        --------

invest in the Trust without designating which Fund you want to invest in on either your account application or your check, your money will be invested in the U.S. Government Money Market Fund until you decide where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made (i) through securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee, or (ii) directly with the Trust by mail or by bank wire transfer as follows:

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Rydex Sector Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. Fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with the application to:

      Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

    First, fill out an application and fax the complete application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to the custodian, Star Bank, N.A., along with the following instructions:

      Star Bank, N.A.
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER

------
34  PROSPECTUS

TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Wire transfers for both initial investments (which must be preceded by a faxed application) and subsequent investments in the Rydex Sector Funds must be received in good form at the Trust, on any Business Day, at or prior to 3:30 p.m., Eastern Time, in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

      Individual Retirement Accounts (IRAs) (including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

    For retirement plan accounts that have engaged a registered investment advisor with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Investor Class Shares of the Rydex Sector Funds is $15,000. For retirement plan accounts that are Self-Directed Accounts, the minimum initial investment in Investor Class Shares of the Rydex Sector Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 per account liquidation fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES
GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days

                                                            PROSPECTUS  35
                                                                        --------

following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED RETIREMENT ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or exchanges, your account balance drops below the required minimum of $15,000 ($25,000 for Self-Directed Accounts), you may be required to redeem your shares.

EXCHANGES

    You may exchange Investor Class Shares of any Rydex Sector Fund for Investor Class Shares of any other Rydex Sector Fund or for shares of any other Rydex Fund that is not a Rydex Sector Fund on the basis of the respective net asset values of the shares involved. An exchange involving a Self-Directed Account must be for at least the lesser of $1,000 or 100% of the account value of the Rydex Sector Fund from which the redemption is to be made. The Trust currently is composed of twenty-three separate Funds. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. Exchanges may be made only between identically registered accounts. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

------
36  PROSPECTUS

    Exchange orders for exchanges into another Rydex Sector Fund must be received by 3:30 p.m., Eastern Time. Exchange orders into other Rydex Funds must be received by 3:30 p.m., Eastern Time, or by the time set forth below for the relevant Rydex Fund (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
----------------------------------------------------------------------------------------------
Rydex Sector Funds                                                                3:30 p.m.
Precious Metals
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno
----------------------------------------------------------------------------------------------
High Yield                                                                        2:15 p.m.

    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by 3:30 p.m., Eastern Time, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with the SAI. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

                                                            PROSPECTUS  37
                                                                        --------

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. This Prospectus does not present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds, to the Funds' Shareholders. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

------
38  PROSPECTUS

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

MANAGEMENT OF THE FUNDS
THE INVESTMENT ADVISOR

    PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"), serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds each pay the Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, of .85%. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    Each Fund is managed by a team and no one person is responsible for making investment decisions for a Fund.

                                                            PROSPECTUS  39
                                                                        --------

THE SERVICER

    General administrative shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision of the Trustees and the officers of the Trust. Under a service agreement between the Trust and the Servicer, the Funds pay the Servicer a fee at an annualized rate, based on the average daily net assets of each Fund, of .25%.

    The Servicer provides the Trust and Funds with general administrative services. The Servicer also maintains the shareholder records for the Funds, pays the Funds' dividends and distributions, and produces account statements for the Funds' Shareholders.

OTHER COSTS AND EXPENSES

    Each Fund bears all costs and expenses of its operations other than those assumed by the Advisor or the Servicer.

PORTFOLIO TRANSACTIONS

    The Advisor determines which securities to purchase and sell for each Fund, selects brokers and dealers to effect the transactions, and negotiates commissions. In placing orders for the Funds, the Advisor's policy is to obtain the most favorable price and efficient execution available. In certain circumstances, the Advisor may pay higher brokerage commissions in order to receive research services, and the receipt of research services may be a factor in the selection of broker-dealers. Brokerage commissions are normally paid on exchange-traded securities transactions and on options and futures transactions.

GENERAL INFORMATION
DESCRIPTION OF THE TRUST

    The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust has twenty-three separate series. In addition to the Funds described in this Prospectus, the Trust offers shares in the following funds in separate prospectuses: The Nova Fund, The Ursa Fund, The OTC Fund, The Precious Metals Fund, The U.S. Government Bond Fund, The Juno Fund, The High Yield Fund, The U.S. Government Money Market Fund, and The Institutional Money Market Fund. The Trust also offers Advisor Class Shares of the Rydex Sector Funds in a separate prospectus. Advisor Class Shares are identical to Investor Class Shares, except that Advisor Class Shares are subject to additional shareholder servicing fees.

------
40  PROSPECTUS

VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

    As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

BOARD OF TRUSTEES; OFFICERS

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The day-to-day operations of the Trust are the responsibility of the Trust's officers.

REPORTING

    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

    You may call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

AUDITORS

    Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, are the independent public accountants for the Trust and each of the Funds.

COUNSEL

    Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Rydex Sector Funds.

                                                            PROSPECTUS  41
                                                                        --------

CUSTODIAN

    Star Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

INFORMATION ABOUT THE FUNDS' INVESTMENTS
FUND INVESTMENTS

    The following table sets forth the primary investments, techniques and strategies that each Fund will use to achieve its investment objective:

        %      =      Maximum percentage permissible. All percentages shown are of total assets, except for
                      Illiquid Securities, which is shown as a percentage of net assets.

        X      =      No policy limitation.

                                                                                    PERCENTAGE OF EACH
                                                                                  FUND'S ASSETS SUBJECT
                                                                                    TO EACH INVESTMENT
INVESTMENTS AND INVESTMENT PRACTICES                                              OR INVESTMENT PRACTICE
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
ADRs                                                                                       20%
Convertible Securities                                                                      X
Equity Securities                                                                          100%
Repurchase Agreements                                                                       X
U.S. Treasury and Government Agency Obligations                                             X
Warrants                                                                                   10%
--------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
Illiquid Securities                                                                        15%
Borrowing                                                                                33 1/3%
Securities Lending                                                                         50%
--------------------------------------------------------------------------------------------------------
LEVERAGING AND HEDGING TRANSACTIONS
Futures and Options on Futures(1)                                                           X
Options(1)                                                                                  X
Short Sales                                                                                10%
Swaps, Caps, Floors, and Collars                                                           20%

(1) PERCENT WHICH MAY BE USED FOR LEVERAGING PURPOSES MAY NOT EXCEED 33 1/3%.

------
42  PROSPECTUS

    The Advisor will endeavor to ensure that each Fund remains fully invested in its economic sector at all times. However, since the Advisor may not be able to achieve sufficient exposure to an economic sector at low asset levels, if the assets of any Fund fall below approximately $250,000, the Trust reserves the right to liquidate the Fund's portfolio securities and invest the Fund's assets in cash or other liquid, short-term obligations until such time as the assets of the Fund exceed $250,000. Under normal market conditions, the Funds will use the investments, practices and policies outlined above.

FUNDAMENTAL INVESTMENT RESTRICTIONS

    Each Fund will concentrate its investments (i.e., invest at least 25% of its assets) in issuers conducting business in the business sector appropriate for that Fund. With respect to 50% of its assets, each Fund will not:

    - invest more than 5% of its assets in the securities of any one issuer.

    - purchase more than 10% of the outstanding voting securities of any one issuer.

MORE INFORMATION ABOUT INVESTMENTS AND LEVERAGING TRANSACTIONS

    The following is a description of some of the permitted investments for the Funds. Further discussion of these investments and techniques is contained in the SAI.

    AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a depositary). The institution has ownership interests in security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

    BORROWING. The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. In addition, the Funds may borrow to leverage their portfolios. Such borrowings may take the form of margin accounts or conventional bank borrowings in connection with securities purchases. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.

    COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock

                                                            PROSPECTUS  43
                                                                        --------

ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stock with respect to dividends.

    CONVERTIBLE SECURITIES are corporate securities that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions. The Funds will not invest in convertible securities rated below B by S&P and/or Moody's.

    EQUITY SECURITIES include common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. These securities may be publicly or privately issued.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options, for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies, to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on a national futures exchange or board of trade.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    Although the Funds intend to sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day, thereby preventing prompt liquidation of future positions and potentially subjecting a Fund to substantial losses. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange or board of trade with an active and liquid secondary market.

    ILLIQUID SECURITIES are securities that cannot be sold within seven days at approximately the price at which they are being carried on the Fund's books.

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term obligations, including bank obligations, U.S. Treasury obligations, U.S. Government agency obligations, issued or

------
44  PROSPECTUS

guaranteed by the agencies or instrumentalities of the U.S. Government, and short-term corporate obligations.

    OPTIONS. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security. In addition, a Fund may cover its position by depositing and maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund. With respect to put options written (sold) by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.

    Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, there is no assurance that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired.

    Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

    RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

    SECURITIES LENDING. To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

    SHORT SALES are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was

                                                            PROSPECTUS  45
                                                                        --------

sold by the Fund. If, at the time of the short sale, a Fund owns or has the right to acquire an equal amount of the security at no additional cost the transaction is known as selling short "against the box."

    SWAPS, CAPS, FLOORS, AND COLLARS are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements, caps, floors and collars are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury.

    WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

 Additional information about the Rydex Sector Funds is included in a Statement of Additional Information dated March 1, 1998 (the "SAI"). The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SEC also maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-820-0888, or by writing to PADCO Service Company, Inc., at 6116 Executive Boulevard, Suite 400, Rockville,
                                Maryland 20852.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                       PROSPECTUS -- ADVISOR CLASS SHARES

        1  FUND INFORMATION
      ---

        4  RISK CONSIDERATIONS
      ---

        4  PERFORMANCE INFORMATION
      ---

        5  HOW TO INVEST IN THE FUND
      ---

        7  REDEEMING FUND SHARES
      ---

        8  EXCHANGES
      ---

        8  PROCEDURES FOR REDEMPTIONS AND EXCHANGES
      ---

        9  DIVIDENDS AND DISTRIBUTIONS
      ---

        9  TAX INFORMATION
      ---

       10  MANAGEMENT OF THE FUND
      ---

       12  PORTFOLIO TRANSACTIONS
      ---

       12  GENERAL INFORMATION
      ---

       14  INFORMATION ABOUT THE FUND'S INVESTMENTS
      ---

MARCH 31, 1998

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-three separate investment portfolios (the "Rydex Funds"), one of which is described in this Prospectus, the U.S. Government Money Market Fund (the "Fund"). Advisor Class shares of the Fund are sold through broker-dealers and other financial institutions.

This Prospectus contains important information about the Advisor Class Shares of the Fund. Please read it before investing and keep it on file for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FUND:
    - IS NOT FEDERALLY INSURED
    - IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY
    - IS NOT A BANK DEPOSIT
    - IS NOT GUARANTEED TO ACHIEVE ITS OBJECTIVES

INVESTING IN THE FUND INVOLVES RISK. YOU COULD LOSE MONEY. THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT

THIS PRICE WILL BE MAINTAINED.

                                       I

ICON LEGEND

[LOGO]         Fund Objective
               The fund's particular investment goal.

[LOGO]         Portfolio Investments
               The primary types of securities in which the fund invests.

[LOGO]         Risk Considerations
               The major risk factors associated with the fund.

[LOGO]         Fund Expense Information
               The overall costs incurred by an investor in the fund.

[LOGO]         Financial Highlights
               A table showing the fund's financial performance.

                                       II

                                                            PROSPECTUS  1
                                                                        --------

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[LOGO]
        THE U.S. GOVERNMENT MONEY MARKET FUND (the "Fund") seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government Securities. The Fund also may engage in certain investment practices, as described in the "INFORMATION ABOUT THE FUND'S INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         The Fund is subject to the following types of primary risks:

    - Fund Risk; and

    - Interest Rate Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

    The Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable NAV. All securities purchased by the Fund must have remaining maturities of 397 days or less. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

    THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT
OBJECTIVE.

------
2  PROSPECTUS

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the U.S. GOVERNMENT MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                  .50%
  12b-1 Fees                                                                                       .25%
  Other Expenses(1)                                                                                .61%
                                                                                              ---------
  Total Fund Operating Expenses                                                                   1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                     $      14     $      44      $      75      $     164

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

                                                            PROSPECTUS  3
                                                                        --------

FINANCIAL HIGHLIGHTS OF THE FUND
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The following financial highlights of the Investor Class Shares of the U.S. Government Money Market Fund have been audited by Deloitte & Touche LLP, independent certified public accountants, whose report appears in the Trust's 1997 Annual Report. The Annual Report is incorporated by reference in the SAI. Please read this information in conjunction with the financial statements and related notes. As noted below, the Trustees changed the Trust's fiscal year end from June 30 to March 31 on March 12, 1997. The information set forth below for the period ended March 31, 1997, reflects nine months of activity for the Fund. Our 1997 Annual Report is available by telephoning us at 800-820-0888 or 301-468-8520. THE PERFORMANCE OF THE ADVISOR CLASS SHARES OF THE FUND WILL BE LOWER DUE TO THE RULE 12B-1 AND SHAREHOLDER SERVICING FEES CHARGED TO THE ADVISOR CLASS SHARES.

                                            PERIOD ENDED         YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                           MARCH 31, 1997*      JUNE 30, 1996       JUNE 30, 1995      JUNE 30, 1994**
                                          -----------------   -----------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE -- BEGINNING OF
PERIOD..................................      $   1.00            $   1.00            $   1.00            $   1.00
                                              --------            --------            --------            --------
  Net Investment Income.................          0.03                0.04                0.04                0.01
  Net Realized and Unrealized Gains on
   Securities...........................          0.00                0.00                0.00                0.00
                                              --------            --------            --------            --------
  Net Increase in Net Asset Value
   Resulting from Operations............          0.03                0.04                0.04                0.01
  Dividends to Shareholders from Net
   Investment Income....................         (0.03)              (0.04)              (0.04)              (0.01)
                                              --------            --------            --------            --------
  Net Increase in Net asset Value.......          0.00                0.00                0.00                0.00
                                              --------            --------            --------            --------
NET ASSET VALUE -- END OF PERIOD........      $   1.00            $   1.00            $   1.00            $   1.00
                                              --------            --------            --------            --------
                                              --------            --------            --------            --------
TOTAL INVESTMENT RETURN.................         4.39%***            4.60%               4.43%               2.47%
RATIOS TO AVERAGE NET ASSETS............
  Net Expenses..........................         0.86%***++          0.99%               0.89%               1.16%***
  Net Investment Income.................         4.06%***            4.18%               4.23%               2.34%***
SUPPLEMENTARY DATA
  Net Assets, End of Period (000's
   omitted).............................      $283,553            $153,925            $284,198             $88,107

  + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
  ++    THE ANNUALIZED RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS 0.86%.
  * ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.
  **    COMMENCEMENT OF OPERATIONS: DECEMBER 3, 1993.
 ***    ANNUALIZED.

------
4  PROSPECTUS

RISK CONSIDERATIONS

PRIMARY RISKS

    Set forth below are the primary, broad-based risks that the Fund may encounter:

    FUND RISK -- The possibility that the Fund's performance during a specific period may not meet that of investment alternatives with similar risk characteristics.

    INTEREST RATE RISK -- Interest Rate Risk is the potential for a decline in the price of government securities due to rising interest rates. This risk will be greater for longer-term government securities than for shorter-term government securities.

PERFORMANCE INFORMATION

YIELD CALCULATIONS

    From time to time, the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested, which results in a slightly higher yield because of the compounding effect of this assumed reinvestment.

COMPARISONS OF INVESTMENT PERFORMANCE

    The performance of the Fund for a given period may be compared to the performance of recognized, unmanaged indexes for the same period in performance reports and promotional literature.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

    Additional performance information for the Fund is contained in the Statement of Additional Information ("SAI") and in the Trust's annual and semi-annual reports to shareholders. Copies of the SAI and/or the annual and semi-annual reports may be obtained, without charge, by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, or by calling 1-800-820-0888.

                                                            PROSPECTUS  5
                                                                        --------

HOW TO INVEST IN THE FUND

PURCHASING SHARES

    Shares are offered continuously through intermediaries, and may be purchased on any day that the New York Stock Exchange is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. NAV is calculated by (1) taking the current market value of the Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders.

    The Fund utilizes the amortized cost method in valuing its portfolio securities. The purpose of the amortized cost method is to maintain a constant NAV of $1.00. However, there is no assurance that the $1.00 NAV will be maintained. For further information regarding the amortized cost method, see the SAI.

    The NAV for the Fund is calculated once each Business Day at 1:00 p.m., Eastern Time. To receive the current Business Day's NAV, the Trust must receive your purchase order before 1:00 p.m., Eastern Time. Any purchase order received after the Fund calculates its NAV will be priced at the next Business Day's NAV for the Fund. No sales charges are imposed by the Trust on initial or subsequent investments in the Fund.

MINIMUM INVESTMENT

    The minimum initial investment in the Advisor Class Shares of the Fund is $25,000. Advisor Class Shares are generally not available for purchase directly from the Fund by individuals. This minimum also applies to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

    There is no minimum amount for subsequent investments in the Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of the Fund's shares in whole or in part.

------
6  PROSPECTUS

    Investments in the Fund may only be made through intermediaries or securities dealers who may charge a processing fee and who have the responsibility to transmit orders promptly using the following methods:

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Fund made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 1:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. Fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with the application to:

     Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

    First, fill out an application and fax the complete application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to the custodian, Star Bank, N.A., along with the following instructions:

     Star Bank, N.A.
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number]

    AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE (YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES) FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Wire transfers for both initial investments (which must be preceded by a faxed application) and subsequent investments in the Fund must be received in good form at the Trust, on any Business

                                                            PROSPECTUS  7
                                                                        --------

Day, at or prior to 1:00 p.m., Eastern Time, in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust. Intermediaries may have earlier cut-off times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Fund through any of the following types of tax-qualified retirement plans:

     Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

    For retirement plan accounts that have engaged an intermediary with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Advisor Class Shares of the Fund is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 per account liquidation fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other

------
8  PROSPECTUS

than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED RETIREMENT ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals, your account balance drops below the required minimum of $25,000, you may be required to redeem your shares.

EXCHANGES

    You may exchange Advisor Class Shares of the Fund for shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved. The Trust currently is composed of twenty-three separate Funds. Exchanges may be made by letter or by telephone subject to the procedures set forth below. The exchange privilege may be modified or discontinued at any time.

    To exchange your shares, you (or your intermediary) need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. Exchanges may be made only between identically registered accounts. If you are contemplating an exchange for shares of a Rydex Fund, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption requests may be made by calling 1-800-820-0888 or 301-468-8520 by 1:00 p.m., Eastern Time, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with the SAI. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

                                                            PROSPECTUS  9
                                                                        --------

    If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

DIVIDENDS AND DISTRIBUTIONS

    Income dividends are declared daily and paid monthly. The Fund makes distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from the Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Fund and its Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. This prospectus does not present a detailed explanation of the tax treatment of the Fund or of the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

------
10  PROSPECTUS

TAX STATUS OF THE FUND

    The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - The Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUND WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Distributions paid in January but declared by the Fund in October, November or December of the previous year, may be taxable to you in the previous year.

STATE TAX CONSIDERATIONS

    The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Fund may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

    PADCO Advisors, Inc. (the "Advisor"), a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Fund. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund pays the Advisor a fee at an annualized rate, based on the average daily net assets of the Fund, of .50%. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                                            PROSPECTUS  11
                                                                        --------

THE SERVICER

    General administrative, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by PADCO Service Company, Inc. (the "Servicer"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, subject to the general supervision of the Trustees and the officers of the Trust. Under an agreement between the Trust and the Servicer, the Fund pays the Servicer a fee at an annualized rate, based on the average daily net assets of the Fund, of .20%.

    The Servicer provides the Trust and Fund with general administrative services. The Servicer also maintains the shareholder records for the Fund, pays the Fund's dividends and distributions, and produces account statements for the Fund's Shareholders.

DISTRIBUTOR

    Pursuant to the Distribution Agreement adopted by the Trust, PADCO Financial Services, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the Advisor Class Shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares, for which firms that provide distribution and shareholder services ("Service Providers") may receive compensation through the Distributor. If a Service Provider provides distribution services, the Fund will pay fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will pay the Service Provider out of these fees. In return, the Service Provider may use this fee for (i) compensation for its services in connection with distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

    If a Service Provider provides shareholder services, the Distributor will receive service fees at an annual rate not to exceed .25% of the average daily net assets of the Fund. The Distributor will pay

------
12  PROSPECTUS

the Service Provider out of its fees. In return, the Service Provider will perform some or all of the following services:

    - maintaining accounts relating to clients that invest in shares;

    - arranging for bank wires;

    - responding to client inquiries relating to the services performed by the Service Provider;

    - responding to inquiries from clients concerning their investment in shares;

    - assisting clients in changing dividend options, account designations and addresses;

    - providing information periodically to clients showing their position in shares;

    - forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients;

    - processing purchase, exchange and redemption requests from clients and placing orders with the Fund or its service providers;

    - providing sub-accounting with respect to shares beneficially owned by clients; and

    - processing dividend payments from the Fund on behalf of clients.

    These shareholder services are different from the distribution services discussed above, and are not primarily intended to result in the sale of Advisor Class Shares of the Fund.

OTHER COSTS AND EXPENSES

    The Fund bears all costs and expenses of its operations other than those assumed by the Advisor, the Distributor or Servicer.

PORTFOLIO TRANSACTIONS

    The Advisor determines which securities to purchase and sell for the Fund and selects brokers and dealers to effect the transactions. In placing orders for the Fund, the Advisor's policy is to obtain the most favorable price and efficient execution available.

GENERAL INFORMATION

DESCRIPTION OF THE TRUST

    The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust has twenty-three separate series. In addition to the Fund described in this Prospectus, the Trust offers shares in the following Funds in separate prospectuses: The Nova Fund, The Ursa Fund, The OTC Fund, The Precious Metals Fund, The U.S. Government Bond Fund, The High Yield Fund, The Juno Fund, The Institutional Money Market Fund. The Trust also offers the following Funds in a separate prospectus: Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services

                                                            PROSPECTUS  13
                                                                        --------

Fund, Health Care Fund, Leisure Fund, Retailing Fund, Technology Fund, Telecommunications Fund, and Transportation Fund (the "Sector Funds"). Investor Class Shares of the Fund, which are offered in a separate Prospectus, are identical to Advisor Class Shares, except that Advisor Class Shares are subject to additional shareholder servicing and distribution fees.

VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.

    As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

BOARD OF TRUSTEES; OFFICERS

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The day-to-day operations of the Trust are the responsibility of the Trust's officers.

REPORTING

    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution or intermediary that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution or intermediary.

SHAREHOLDER INQUIRIES

    You may call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information. You may also contact your intermediary.

AUDITORS

    Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, are the independent public accountants for the Trust and the Fund.

------
14  PROSPECTUS

COUNSEL

    Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Fund.

CUSTODIAN

    Star Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Fund and keeps all necessary related accounts and records.

INFORMATION ABOUT THE FUND'S INVESTMENTS

FUND INVESTMENTS

    The following table sets forth the primary investments, techniques and strategies that the Fund will use to achieve its investment objective:

        %      =      Maximum percentage permissible. All percentages shown are of total assets, except for
                      Illiquid Securities, which is shown as a percentage of net assets.

        X      =      No policy limitation.

                                                                                    PERCENTAGE OF THE
                                                                                  FUND'S ASSETS SUBJECT
                                                                                    TO EACH INVESTMENT
INVESTMENTS AND INVESTMENT PRACTICES                                              OR INVESTMENT PRACTICE
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Repurchase Agreements                                                                       X
U.S. Treasury and Government Agency Obligations                                             X
--------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
Illiquid Securities                                                                        10%
Borrowing                                                                                33 1/3%
Securities Lending                                                                         50%
--------------------------------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

    With respect to 100% of its assets, the Fund will not:

    - invest more than 5% of its assets in the securities of any one issuer.

    - purchase more than 10% of the outstanding voting securities of any one issuer.

    The above restrictions do not apply to securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or to repurchase agreements collateralized by such securities.

                                                            PROSPECTUS  15
                                                                        --------

MORE INFORMATION ABOUT INVESTMENTS

    The following is a description of some of the permitted investments for the Fund. Further discussion of these investments and techniques is contained in the SAI.

    BORROWING. The Fund may borrow money for temporary purposes to meet redemptions or to pay dividends. The Fund may be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.

    ILLIQUID SECURITIES are securities that cannot be sold within seven days at approximately the price at which they are being carried on the Fund's books.

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term obligations, including U.S. Treasury obligations and U.S. Government agency obligations, issued or guaranteed by the agencies or instrumentalities of the U.S. Government.

    REPURCHASE AGREEMENTS are agreements by which the Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a defined number of days from the date of purchase. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

    SECURITIES LENDING. To generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, bonds and receipts issued and guaranteed by the U.S. Treasury.

                 (This page has been left blank intentionally.)

 Additional information about the Fund is included in a Statement of Additional Information dated March 31, 1998 (the "SAI"). The SAI has been filed with the
Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SEC also maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-820-0888, or by writing to Rydex Series Trust, at 6116 Executive
                Boulevard, Suite 400, Rockville, Maryland 20852.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                       PROSPECTUS -- ADVISOR CLASS SHARES

        1  THE ADVISOR'S INVESTMENT METHODOLOGY
      ---
        2  BANKING FUND
      ---
        4  BASIC MATERIALS FUND
      ---
        6  BIOTECHNOLOGY FUND
      ---
        8  CONSUMER PRODUCTS FUND
      ---
       10  ELECTRONICS FUND
      ---
       12  ENERGY FUND
      ---
       14  ENERGY SERVICES FUND
      ---
       16  FINANCIAL SERVICES FUND
      ---
       18  HEALTH CARE FUND
      ---
       20  LEISURE FUND
      ---
       22  RETAILING FUND
      ---
       24  TECHNOLOGY FUND
      ---
       26  TELECOMMUNICATIONS FUND
      ---
       28  TRANSPORTATION FUND
      ---
       30  U.S. GOVERNMENT MONEY MARKET FUND
      ---
       33  RISK CONSIDERATIONS
      ---
       34  PERFORMANCE INFORMATION
      ---
       35  HOW TO INVEST IN THE FUNDS
      ---
       38  REDEEMING FUND SHARES
      ---
       39  EXCHANGES
      ---
       40  PROCEDURES FOR REDEMPTIONS AND EXCHANGES
      ---
       41  DIVIDENDS AND DISTRIBUTIONS
      ---
       41  TAX INFORMATION
      ---
       42  MANAGEMENT OF THE FUNDS
      ---
       44  PORTFOLIO TRANSACTIONS
      ---
       44  GENERAL INFORMATION
      ---
       46  INFORMATION ABOUT THE FUNDS' INVESTMENTS
      ---

MARCH 31, 1998

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-three separate investment portfolios (the "Rydex Funds"), fifteen of which are described in this Prospectus (the "Funds" or, as it relates to all Funds, except the U.S. Government Money Market Fund (the "Money Market Fund"), the "Rydex Sector Funds"). The Funds and Advisor Class Shares of the Money Market Fund are sold through broker-dealers, and other financial institutions whose clients take part in certain strategic and tactical asset-allocation investment programs.

This Prospectus contains important information about the Advisor Class Shares of the Funds. Please read it before investing and keep it on file for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FUNDS:
    - ARE NOT FEDERALLY INSURED
    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
    - ARE NOT BANK DEPOSITS
    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT

THERE IS NO GUARANTEE THAT THIS PRICE WILL BE MAINTAINED.

                                       I

ICON LEGEND

[LOGO]         Fund Objective
               The fund's particular investment goal.

[LOGO]         Portfolio Investments
               The primary types of securities in which the fund invests.

[LOGO]         Risk Considerations
               The major risk factors associated with the fund.

[LOGO]         Fund Expense Information
               The overall costs incurred by an investor in the fund.

[LOGO]         Financial Highlights
               A table showing the fund's financial performance.

                                       II

                                                            PROSPECTUS  1
                                                                        --------

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Funds (other than the Money Market Fund), PADCO Advisors, Inc.'s (the "Advisor") investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

    The Advisor monitors the Funds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed.

    After constructing a portfolio for each Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector. The use of leverage will result in each Fund being exposed to its relevant business sector with more than 100% of its total assets.

    Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.

    THE INVESTMENT OBJECTIVE OF EACH FUND (EXCEPT THE MONEY MARKET FUND) IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

------
2  PROSPECTUS

                        FUND INFORMATION -- BANKING FUND

FUND OBJECTIVE

[LOGO]
          THE BANKING FUND seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Banking Companies that are traded in the United States, as well as in futures and options contracts. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. Banking Companies include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also own securities of U.S. Banking Companies whose deposits are not insured by the federal government.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         As the services offered by Banking Companies expand, banks are becoming more exposed to well-established competitors such as insurance companies and investment advisory companies. This exposure has also increased due to the erosion of historical distinctions between banks and other financial institutions. Increased competition may result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly-traded banks. Legislation is currently being considered by Congress which would reduce the separation between commercial and investment banking businesses. If enacted, this could significantly impact the industry and the Fund. In addition, general economic conditions are important to Banking Companies, which face exposure to credit losses and are dependent to a greater or lesser extent on interest rate activity.

    In addition, the Banking Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  3
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the BANKING FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                      .85%
  12b-1 Fees                                                                                           .25%
  Other Expenses(1)                                                                                    .90%
                                                                                                  ---------
  Total Fund Operating Expenses                                                                       2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
4  PROSPECTUS

                    FUND INFORMATION -- BASIC MATERIALS FUND

FUND OBJECTIVE

[LOGO]
          THE BASIC MATERIALS FUND seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Basic Materials Companies that are traded in the United States, as well as in futures and options contracts. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products. When seeking to invest in Basic Materials Companies, the Fund may also invest in the equity securities of companies operating in the mining, processing, transportation, and distribution businesses, including equipment suppliers and railroads.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Many Basic Materials Companies are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses for Basic Materials Companies. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

    In addition, the Basic Materials Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  5
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the BASIC MATERIALS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                      .85%
  12b-1 Fees                                                                                           .25%
  Other Expenses(1)                                                                                    .90%
                                                                                                  ---------
  Total Fund Operating Expenses                                                                       2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
6  PROSPECTUS

                     FUND INFORMATION -- BIOTECHNOLOGY FUND

FUND OBJECTIVE

[LOGO]
          THE BIOTECHNOLOGY FUND seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Biotechnology Companies that are traded in the United States, as well as in futures and options contracts. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes. The Fund may invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology, as well as in Biotechnology Companies that provide processes or services instead of, or in addition to, products. Biotechnology Companies also include companies involved in applications and developments affecting such areas as human health care, pharmaceuticals, agricultural and veterinary applications, chemicals, and medical/surgical.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Biotechnology Companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and legal governments, and foreign regulatory authorities. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of Biotechnology Companies are very volatile, particularly during periods where their products are up for regulatory approval and/ or under regulatory scrutiny.

    In addition, the Biotechnology Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  7
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the BIOTECHNOLOGY FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
8  PROSPECTUS

                   FUND INFORMATION -- CONSUMER PRODUCTS FUND

FUND OBJECTIVE

[LOGO]
          THE CONSUMER PRODUCTS FUND seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally, ("Consumer Products Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Consumer Products Companies that are traded in the United States, as well as in futures and options contracts. Consumer Products Companies are engaged in the manufacture of goods and services to consumers both domestically and internationally. Consumer Products Companies include companies that manufacture durable goods such as major appliances and personal computers. Such companies also include companies that manufacture, wholesale, or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), and companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, and consumer confidence. The success of Consumer Products Companies also depends heavily on relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

    In addition, the Consumer Products Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  9
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the CONSUMER PRODUCTS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
10  PROSPECTUS

                      FUND INFORMATION -- ELECTRONICS FUND

FUND OBJECTIVE

[LOGO]
          THE ELECTRONICS FUND seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Electronics Companies that are traded in the United States, as well as in futures and options contracts. Electronics Companies are engaged in the design, manufacture, or sale of electronic components. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. Electronics Companies also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Many of the products offered by Electronics Companies are subject to risks of rapid obsolescence and intense competition. As suppliers of many technology companies, Electronics Companies are often subject to the fortunes of their customers, which may vary wildly. Electronics Companies also face high technology and research costs especially in light of decreased defense spending by the U.S. Government, and may face competition from subsidized foreign competitors with lower production costs.

    In addition, the Electronics Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  11
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the ELECTRONICS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
12  PROSPECTUS

                        FUND INFORMATION -- ENERGY FUND

FUND OBJECTIVE

[LOGO]
          THE ENERGY FUND seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Energy Companies that are traded in the United States, as well as in futures and options contracts. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power. The Fund may invest in companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Securities of Energy Companies are subject to changes in value and dividend yield which depend largely on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

    In addition, the Energy Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  13
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the ENERGY FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                      .85%
  12b-1 Fees                                                                                           .25%
  Other Expenses(1)                                                                                    .90%
                                                                                                  ---------
  Total Fund Operating Expenses                                                                       2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
14  PROSPECTUS

                    FUND INFORMATION -- ENERGY SERVICES FUND

FUND OBJECTIVE

[LOGO]
          THE ENERGY SERVICES FUND seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production, ("Energy Services Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stock, warrants, rights, and securities convertible into common stock, of Energy Services Companies that are traded in the United States, as well as in futures and options contracts. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal, and to companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power. Energy Services Companies include those providing services such as onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. In addition, Energy Services Companies include companies that provide products and services to these other companies.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Energy Services Companies are affected by the supply and demand both for their specific products or services and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation and environmental issues, world events and economic conditions will likewise affect the performance of Energy Services Companies. In addition, Energy Services Companies may be affected by economic conditions generally affecting energy supply companies.

    In addition, the Energy Services Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  15
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the ENERGY SERVICES FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                      .85%
  12b-1 Fees                                                                                           .25%
  Other Expenses(1)                                                                                    .90%
                                                                                                  ---------
  Total Fund Operating Expenses                                                                       2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
16  PROSPECTUS

                  FUND INFORMATION -- FINANCIAL SERVICES FUND

FUND OBJECTIVE

[LOGO]
          THE FINANCIAL SERVICES FUND seeks capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loan associations, insurance companies, brokerage companies, and real estate and leasing companies ("Financial Services Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Financial Services Companies that are traded in the United States, as well as in futures and options contracts. Financial Services Companies provide financial services to consumers and industry. Financial Services Companies include commercial and investment banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would further reduce the separation between commercial and investment banking businesses, and between the banking and insurance businesses. If enacted these changes could significantly impact the sector and the Fund.

    In addition, the Financial Services Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  17
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the FINANCIAL SERVICES FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                      .85%
  12b-1 Fees                                                                                           .25%
  Other Expenses(1)                                                                                    .90%
                                                                                                  ---------
  Total Fund Operating Expenses                                                                       2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
18  PROSPECTUS

                      FUND INFORMATION -- HEALTH CARE FUND

FUND OBJECTIVE

[LOGO]
          THE HEALTH CARE FUND seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care
Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights and securities convertible into common stock, of Health Care Companies that are traded in the United States, as well as in futures and options contracts. Health Care Companies are engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Health Care Companies are subject to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

    In addition, the Health Care Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  19
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the HEALTH CARE FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                      .85%
  12b-1 Fees                                                                                           .25%
  Other Expenses(1)                                                                                    .90%
                                                                                                  ---------
  Total Fund Operating Expenses                                                                       2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
20  PROSPECTUS

                        FUND INFORMATION -- LEISURE FUND

FUND OBJECTIVE

[LOGO]
          THE LEISURE FUND seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing ("Leisure Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights and securities convertible into common stock, of Leisure Companies that are traded in the United States, as well as in futures and options contracts. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies provide, manufacture or produce goods and services such as television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services provided by Leisure Companies include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products and gaming casinos.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. Many Leisure Companies have unpredictable earnings, due in part to changing consumer tastes and intense competition. Leisure Companies have reacted strongly to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

    In addition, the Leisure Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  21
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the LEISURE FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
22  PROSPECTUS

                       FUND INFORMATION -- RETAILING FUND

FUND OBJECTIVE

[LOGO]
          THE RETAILING FUND seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Retailing Companies that are traded in the United States, as well as in futures and options contracts. Retailing Companies are engaged in merchandising finished goods and services primarily to individual consumers. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         The success of Retailing Companies is closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

    In addition, the Retailing Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  23
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the RETAILING FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
24  PROSPECTUS

                      FUND INFORMATION -- TECHNOLOGY FUND

FUND OBJECTIVE

[LOGO]
          THE TECHNOLOGY FUND seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies")

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Technology Companies that are traded in the United States, as well as in futures and options contracts. Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Competitive pressures may have a significant effect on the financial condition of Technology Companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many Technology Companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. In addition, many small Technology Companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

    In addition, the Technology Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  25
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the TECHNOLOGY FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
26  PROSPECTUS

                  FUND INFORMATION -- TELECOMMUNICATIONS FUND

FUND OBJECTIVE

[LOGO]
          THE TELECOMMUNICATIONS FUND seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Telecommunications Companies that are traded in the United States, as well as in futures and options contracts. Telecommunications Companies are engaged in the development, manufacture, or sale of communications services or communications equipment. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many Telecommunications Companies compete fiercely for market share and, increasingly, face competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

    In addition, the Telecommunications Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  27
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the TELECOMMUNICATIONS FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
28  PROSPECTUS

                    FUND INFORMATION -- TRANSPORTATION FUND

FUND OBJECTIVE

[LOGO]
          THE TRANSPORTATION FUND seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests substantially all (80% or more) of its assets in a portfolio of equity securities, including common stocks, preferred stocks, warrants, rights, and securities convertible into common stock, of Transportation Companies that are traded in the United States, as well as in futures and options contracts. Transportation Companies are engaged in providing transportation services or engaged in the design manufacture, distribution, or sale of transportation equipment. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services.

    The Fund may invest any remaining assets in ADRs, enter into repurchase agreements, and purchase money market instruments. The Fund may invest in other securities and engage in certain investment practices, including various leveraging strategies, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         Transportation Company stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The United States has been deregulating these industries, but it is uncertain whether this trend will continue and what its effect will be. In addition, Transportation Companies, including airlines and automobile, truck and aircraft manufacturers, are facing increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

    In addition, the Transportation Fund is subject to the following types of primary risks:

    - Fund Risk;

    - Sector Risk;

    - Market Risk; and

    - Leveraging Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

                                                            PROSPECTUS  29
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the TRANSPORTATION FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET
ASSETS)
  Management Fees                                              .85%
  12b-1 Fees                                                   .25%
  Other Expenses(1)                                            .90%
                                                              -----
  Total Fund Operating Expenses                               2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $20        $63

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
30  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[LOGO]
          THE U.S. GOVERNMENT MONEY MARKET FUND ("Money Market Fund") seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]
          The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government Securities. The Fund also may engage in certain investment practices, as described in the "INFORMATION ABOUT THE FUNDS' INVESTMENTS" section.

RISK CONSIDERATIONS

[LOGO]
         The Money Market Fund is subject to the following types of primary risks:

    - Fund Risk; and

    - Interest Rate Risk.

    For a description of these and other risks, please see the "RISK CONSIDERATIONS" section.

    The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable NAV. All securities purchased by the Fund must have remaining maturities of 397 days or less. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

                                                            PROSPECTUS  31
                                                                        --------

FUND EXPENSE INFORMATION

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you will bear directly or indirectly when you invest in Advisor Class Shares of the U.S. GOVERNMENT MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases or Redemptions*                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Management Fees                                                                                  .50%
  12b-1 Fees                                                                                       .25%
  Other Expenses(1)                                                                                .61%
                                                                                              ---------
  Total Fund Operating Expenses                                                                   1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE                                                                               1 YEAR         3 YEARS
--------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                                       $      14      $      44

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS EXAMPLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THE EXPENSES SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.

------
32  PROSPECTUS

FINANCIAL HIGHLIGHTS OF THE FUND
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The following financial highlights of the Investor Class Shares of the U.S. Government Money Market Fund have been audited by Deloitte & Touche LLP, independent certified public accountants, whose report appears in the Trust's 1997 Annual Report. The Annual Report is incorporated by reference in the SAI. Please read this information in conjunction with the financial statements and related notes. As noted below, the Trustees changed the Trust's fiscal year end from June 30 to March 31 on March 12, 1997. The information set forth below for the period ended March 31, 1997, reflects nine months of activity for the Fund. Our 1997 Annual Report is available by telephoning us at 800-820-0888 or 301-468-8520. THE PERFORMANCE OF THE ADVISOR CLASS SHARES OF THE FUNDS WILL BE LOWER DUE TO THE RULE 12B-1 AND SHAREHOLDER SERVICING FEES CHARGED TO THE ADVISOR CLASS SHARES.

                                            PERIOD ENDED         YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                           MARCH 31, 1997*      JUNE 30, 1996       JUNE 30, 1995      JUNE 30, 1994**
                                          -----------------   -----------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE -- BEGINNING OF
PERIOD..................................      $   1.00            $   1.00            $   1.00            $   1.00
                                              --------            --------            --------            --------
  Net Investment Income.................          0.03                0.04                0.04                0.01
  Net Realized and Unrealized Gains on
   Securities...........................          0.00                0.00                0.00                0.00
                                              --------            --------            --------            --------
  Net Increase in Net Asset Value
   Resulting from Operations............          0.03                0.04                0.04                0.01
  Dividends to Shareholders from Net
   Investment Income....................        (0.03)               (0.04)              (0.04)              (0.01)
                                              --------            --------            --------            --------
  Net Increase in Net asset Value.......          0.00                0.00                0.00                0.00
                                              --------            --------            --------            --------
NET ASSET VALUE -- END OF PERIOD........      $   1.00            $   1.00            $   1.00            $   1.00
                                              --------            --------            --------            --------
                                              --------            --------            --------            --------
TOTAL INVESTMENT RETURN.................         4.39%***            4.60%               4.43%               2.47%
RATIOS TO AVERAGE NET ASSETS............
  Net Expenses..........................         0.86%***++          0.99%               0.89%               1.16%***
  Net Investment Income.................         4.06%***            4.18%               4.23%               2.34%***
SUPPLEMENTARY DATA
  Net Assets, End of Period (000's
   omitted).............................      $283,553            $153,925            $284,198             $88,107

  + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
  ++    THE ANNUALIZED RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS 0.86%.
  * ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.
  **    COMMENCEMENT OF OPERATIONS: DECEMBER 3, 1993.
 ***    ANNUALIZED.

                                                            PROSPECTUS  33
                                                                        --------

RISK CONSIDERATIONS

PRIMARY RISKS

    Set forth below are the primary, broad-based risks that the Funds (other than the Money Market Fund) may encounter:

FUND RISK -- The possibility that a Fund's performance during a specific period may not meet or exceed that of the market as a whole.

SECTOR RISK -- The risk that the economic sector in which a Fund focuses its investments will underperform the market as a whole. To the extent that a Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to the risks of investing in that sector, including legislative or regulatory changes, adverse market conditions and/or increased competition.

MARKET RISK -- The possibility that stock prices in general will decline over short, or even extended, periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

LEVERAGING RISK -- Leveraging activities include, among other things, borrowing and the use of options and futures. There are risks associated with leveraging activities, including:

    - The success of a leveraging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
    - Leveraging may result in a Fund experiencing losses over certain ranges in the market that exceed the Fund's investment in the instrument.
    - There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.
    - Although the Funds will only purchase exchange-traded futures and options, due to market conditions, there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous to the Funds.
    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

SECONDARY RISKS
    In addition to the primary risks set forth above, the Funds (other than the Money Market Fund) may, to varying degrees, be subject to the following types of secondary risks:

EVENT RISK -- The possibility that corporate securities may suffer substantial declines in market value due to corporate restructurings. While event risk may be high for certain corporate securities held by the Fund, event risk in the aggregate should be low because of each Fund's varied holdings.

FOREIGN COMPANY RISKS -- There are risks associated with investing in foreign companies, including:

    - VOLATILITY -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries.
    - REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign issuers may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic issuers. There is generally less government regulation of listed companies abroad than in the U.S.

SMALL ISSUER RISK -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

------
34  PROSPECTUS

ADDITIONAL RISK CONSIDERATIONS

MONEY MARKET FUND -- The Money Market Fund is subject to Interest Rate Risk, which is the potential for a decline in the price of government securities due to rising interest rates. This risk will be greater for longer-term government securities than for shorter-term government securities. The Money Market Fund is also subject to Fund Risk.

PORTFOLIO TURNOVER RATE -- The Trust anticipates that investors that are part of asset-allocation or market-timing strategies will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. The Trust does not expect the portfolio turnover rate to exceed 500% for any Fund. The formula for calculating a Fund's portfolio turnover rate disregards securities having a maturity of less than one year and options and futures contracts. A higher portfolio turnover rate may result in a Fund paying more brokerage commissions and generating greater tax liabilities for shareholders.

AGGRESSIVE INVESTMENT TECHNIQUES -- Each of the Funds may, to a significant extent, purchase futures contracts and options on securities, securities indexes, and futures contracts. The participation in the options or futures markets by a Fund involves distinct investment risks and transaction costs. Risks inherent in the use of options, futures contracts, and options on futures contracts are described more fully in the "More Information About Investments and Leveraging Transactions" section of this Prospectus, and in the Statement of Additional Information.

NON-DIVERSIFICATION -- Since each Fund is non-diversified, each Fund may invest in the securities of a relatively few number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. The Funds intend, however, to comply with the applicable diversification requirements of the Internal Revenue Code.

PERFORMANCE INFORMATION
TOTAL RETURN CALCULATIONS

    From time to time, each of the Funds may advertise its total return for prior periods. Any such advertisement will include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the Fund (if less). Other total return quotations over other time periods also may be included.

    The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, and is calculated by subtracting the value of the initial investment from ending value of the investment and showing the differences as a percentage of the initial investment. Total return calculations assume that the entire investment is redeemed at the end of each period and that all

                                                            PROSPECTUS  35
                                                                        --------

income dividends and capital gains distributions are reinvested. Average annual total return quotations for periods of more than one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested relative to the ending redeemable value.

    Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of a Fund.

YIELD CALCULATIONS

    From time to time, the Money Market Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by an investment in the Money Market Fund over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in the Money Market Fund is assumed to be reinvested, which results in a slightly higher yield because of the compounding effect of this assumed reinvestment.

COMPARISONS OF INVESTMENT PERFORMANCE

    The performance of a Fund for a given period may be compared to the performance of recognized, unmanaged indexes for the same period in performance reports and promotional literature.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

    Additional performance information for the Funds is contained in the Statement of Additional Information ("SAI") and in the Trust's annual and semi-annual reports to shareholders. Copies of the SAI and/or the annual and semi-annual reports may be obtained, without charge, by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, or by calling 1-800-820-0888.

HOW TO INVEST IN FUNDS
PURCHASING SHARES

    Advisor Class Shares are offered continuously through intermediaries, and may be purchased on any day that the New York Stock Exchange is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. NAV is calculated by (1) taking the current market value of a

------
36  PROSPECTUS

Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders.

    The Money Market Fund utilizes the amortized cost method in valuing its portfolio securities. The purpose of the amortized cost method is to maintain a constant NAV of $1.00. However, there is no assurance that the $1.00 NAV will be maintained. For further information regarding the amortized cost method, see the SAI.

    The NAV for each Sector Fund is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time) and the settlement time for the Funds' futures and options contracts, if any (typically, 4:15 p.m., Eastern Time). The NAV for the Money Market Fund is calculated on each Business Day at 1:00 p.m., Eastern Time. If the exchange or market where a Sector Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. To receive the current Business Day's NAV, the Trust must receive your purchase order before 3:30 p.m., Eastern Time. Any purchase order received after a Fund calculates its NAV will be priced at the next Business Day's NAV for that Fund. Intermediaries may have earlier cut-off times for purchases. No sales charges are imposed by the Trust on initial or subsequent investments in a Fund.

MINIMUM INVESTMENT

    If an intermediary such as a broker-dealer or other financial institution has discretionary authority over your account, the minimum initial investment in the Advisor Class Shares of the Rydex Sector Funds is $25,000. Advisor Class Shares are generally not available for purchase directly from the Fund by individuals. This minimum also applies to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about shares transactions. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

    If you invest in the Trust without designating which Fund you want to invest in on either your account application or your check, your money will be invested in the Rydex U.S. Government Money Market Fund until you decide where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made only through intermediaries or securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

                                                            PROSPECTUS  37
                                                                        --------

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Rydex Sector Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. Fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with the application to:

      Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

    First, fill out an application and fax the complete application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to the custodian, Star Bank, N.A., using the following instructions:

      Star Bank, N.A.
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE (YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES) FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Wire transfers for both initial investments (which must be preceded by a faxed application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to 3:30 p.m., Eastern Time (1:00 p.m., Eastern Time, for the Money Market Fund), in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust. Intermediaries may have earlier cut-off times for

------
38  PROSPECTUS

purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

      Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

    For retirement plan accounts that have engaged an intermediary with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Advisor Class Shares of the Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 per account liquidation fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES
GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day.

                                                            PROSPECTUS  39
                                                                        --------

Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED RETIREMENT ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or exchanges, your account balance drops below the required minimum of $25,000, you may be required to redeem your shares.

EXCHANGES

    You may exchange Advisor Class Shares of any Rydex Sector Fund for Advisor Class Shares of any other Rydex Sector Fund, or for shares of any other Rydex Fund that is not a Rydex Sector Fund, on the basis of the respective net asset values of the shares involved. The Trust currently is composed of twenty-three separate Funds. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you (or your intermediary) need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. Exchanges may be made only between identically registered accounts. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

------
40  PROSPECTUS

    Exchange orders for exchanges into another Rydex Sector Fund must be received by 3:30 p.m., Eastern Time. Exchange orders into other Rydex Funds must be received by 3:30 p.m., Eastern Time, or by the time set forth below for the relevant Rydex Fund (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
----------------------------------------------------------------------------------------------
Rydex Sector Funds                                                                3:30 p.m.
Precious Metals
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno
----------------------------------------------------------------------------------------------
High Yield                                                                        2:15 p.m.

    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by 3:30 p.m., Eastern Time, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with the SAI. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

    If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

                                                            PROSPECTUS  41
                                                                        --------

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds, except the Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. This prospectus does not present a detailed explanation of the tax treatment of the Funds or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

------
42  PROSPECTUS

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

MANAGEMENT OF THE FUNDS
THE INVESTMENT ADVISOR

    PADCO Advisors, Inc. (the "Advisor"), a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each Fund, of .85% for the Sector Funds and .50% for the Money Market Fund. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    Each Fund is managed by a team and no one person is responsible for making investment decisions for a Fund.

                                                            PROSPECTUS  43
                                                                        --------

THE SERVICER

    General administrative, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc. (the "Servicer"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, subject to the general supervision of the Trustees and the officers of the Trust. Under an agreement between the Trust and the Servicer, the Funds pay the Servicer a fee at an annualized rate, based on the average daily net assets of each Fund, of .25%.

    The Servicer provides the Trust and Funds with general administrative services. The Servicer also maintains the shareholder records for the Funds, pays the Funds' dividends and distributions, and produces account statements for the Funds' Shareholders.

DISTRIBUTOR

    Pursuant to the Distribution Agreement adopted by the Trust, PADCO Financial Services, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the Advisor Class Shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares, for which the Distributor and other firms that provide distribution and shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Funds will pay fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will pay the Service Provider out of its fees. In return, the Service Provider may use this fee for (i) compensation for its services in connection with distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

    If a Service Provider provides shareholder services, the Distributor will receive service fees at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will pay the Service Provider out of its fees. In return, the Service Provider will perform some or all of the following services:

    - maintaining accounts relating to clients that invest in shares;

------
44  PROSPECTUS

    - arranging for bank wires;

    - responding to client inquiries relating to the services performed by the Service Provider;

    - responding to inquiries from clients concerning their investment in shares;

    - assisting clients in changing dividend options, account designations and addresses;

    - providing information periodically to clients showing their position in shares;

    - forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients;

    - processing purchase, exchange and redemption requests from clients and placing orders with the Funds or its service providers;

    - providing sub-accounting with respect to shares beneficially owned by clients; and

    - processing dividend payments from the Funds on behalf of clients.

    These shareholder services are different from the distribution services discussed above, and are not primarily intended to result in the sale of Advisor Class Shares of the Funds.

OTHER COSTS AND EXPENSES

    Each Fund bears all costs and expenses of its operations other than those assumed by the Advisor, the Distributor or the Servicer.

PORTFOLIO TRANSACTIONS

    The Advisor determines which securities to purchase and sell for each Fund, selects brokers and dealers to effect the transactions, and negotiates commissions. In placing orders for the Funds, the Advisor's policy is to obtain the most favorable price and efficient execution available. In certain circumstances, the Advisor may pay higher brokerage commissions in order to receive research services, and the receipt of research services may be a factor in the selection of broker-dealers. Brokerage commissions are normally paid on exchange-traded securities transactions and on options and futures transactions.

GENERAL INFORMATION
DESCRIPTION OF THE TRUST

    The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust has twenty-three separate Funds. In addition to the Funds described in this Prospectus, the Trust offers shares in the following funds in separate prospectuses: The Nova Fund, The Ursa Fund, The OTC Fund, The Precious Metals Fund, The U.S. Government Bond Fund, The High Yield Fund, The Juno Fund, and The Institutional Money Market Fund. Investor Class Shares of the Funds, which are offered in a separate Prospectus, are identical to Advisor

                                                            PROSPECTUS  45
                                                                        --------

Class Shares, except that Advisor Class Shares are subject to additional shareholder servicing and distribution fees.

VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

    As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

BOARD OF TRUSTEES; OFFICERS

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The day-to-day operations of the Trust are the responsibility of the Trust's officers.

REPORTING

    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution or intermediary that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution or intermediary.

SHAREHOLDER INQUIRIES

    You may call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information. You may also contact your intermediary.

AUDITORS

    Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, are the independent public accountants for the Trust and each of the Funds.

COUNSEL

    Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Rydex Sector Funds.

------
46  PROSPECTUS

CUSTODIAN

    Star Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

INFORMATION ABOUT THE FUNDS' INVESTMENTS
FUND INVESTMENTS

    The following table sets forth the primary investments, techniques and strategies that each Fund will use to achieve its investment objective:

        %      =      Maximum percentage permissible. All percentages shown are of total assets, except for
                      Illiquid Securities, which is shown as a percentage of net assets.

        X      =      No policy limitation.

                                                                                    PERCENTAGE OF EACH
                                                                                  FUND'S ASSETS SUBJECT
                                                                                    TO EACH INVESTMENT
INVESTMENTS AND INVESTMENT PRACTICES                                              OR INVESTMENT PRACTICE
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
ADRs                                                                                       20%
Convertible Securities                                                                      X
Equity Securities                                                                          100%
Repurchase Agreements                                                                       X
U.S. Treasury and Government Agency Obligations                                             X
Warrants                                                                                   10%
--------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
Illiquid Securities                                                                        15%
Borrowing                                                                                33 1/3%
Securities Lending                                                                         50%
--------------------------------------------------------------------------------------------------------
LEVERAGING AND HEDGING TRANSACTIONS
Futures and Options on Futures(1)                                                           X
Options(1)                                                                                  X
Short Sales                                                                                10%
Swaps, Caps, Floors, and Collars                                                           20%

(1) PERCENT WHICH MAY BE USED FOR LEVERAGING PURPOSES MAY NOT EXCEED 33 1/3%.

                                                            PROSPECTUS  47
                                                                        --------

    The Advisor will endeavor to ensure that each Fund remains fully invested in its economic sector at all times. However, since the Advisor may not be able to achieve sufficient exposure to an economic sector at low asset levels, if the assets of any Fund fall below approximately $250,000, the Trust reserves the right to liquidate the Fund's portfolio securities and invest the Fund's assets in cash or other liquid, short-term obligations until such time as the assets of the Fund exceed $250,000. Under normal market conditions, the Funds will use the investments, practices and policies outlined above.

FUNDAMENTAL INVESTMENT RESTRICTIONS

    Each Fund will concentrate its investments (I.E., invest at least 25% of its assets) in issuers conducting business in the business sector appropriate for that Fund. With respect to 50% of its assets (100% for the Money Market Fund), each Fund will not:

    - invest more than 5% of its assets in the securities of any one issuer.

    - purchase more than 10% of the outstanding voting securities of any one issuer.

    For the Money Market Fund, the above restrictions do not apply to securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or to repurchase agreements collateralized by such securities.

MORE INFORMATION ABOUT INVESTMENTS AND LEVERAGING TRANSACTIONS

    The following is a description of some of the permitted investments for the Funds. Further discussion of these investments and techniques is contained in the SAI.

    AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a depositary). The institution has ownership interests in security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

    BORROWING. The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. In addition, the Funds may borrow to leverage their portfolios. Such borrowings may take the form of margin accounts or conventional bank borrowings in connection with securities purchases. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.

------
48  PROSPECTUS

    COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stock with respect to dividends.

    CONVERTIBLE SECURITIES are corporate securities that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions. The Funds will not invest in convertible securities rated below B by S&P and/or Moody's.

    EQUITY SECURITIES include common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. These securities may be publicly or privately issued.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options, for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies, to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on a national futures exchange or board of trade.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    Although the Funds intend to sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day, thereby preventing prompt liquidation of future positions and potentially subjecting a Fund to substantial losses. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange or board of trade with an active and liquid secondary market.

    ILLIQUID SECURITIES are securities that cannot be sold within seven days at approximately the price at which they are being carried on the Fund's books.

                                                            PROSPECTUS  49
                                                                        --------

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term obligations, including bank obligations, U.S. Treasury obligations, U.S. Government agency obligations, issued or guaranteed by the agencies or instrumentalities of the U.S. Government, and short-term corporate obligations.

    OPTIONS. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security. In addition, a Fund may cover its position by depositing and maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund. With respect to put options written (sold) by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.

    Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, there is no assurance that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired.

    Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a defined number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

    RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

    SECURITIES LENDING. To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

    SHORT SALES are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is

------
50  PROSPECTUS

obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. If, at the time of the short sale, a Fund owns or has the right to acquire an equal amount of the security at no additional cost the transaction is known as selling short "against the box."

    SWAPS, CAPS, FLOORS, AND COLLARS are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements, caps, floors and collars are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, bonds and receipts issued and guaranteed by the U.S. Treasury.

    WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

 Additional information about the Rydex Sector Funds is included in a Statement of Additional Information dated March 31, 1998 (the "SAI"). The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SEC also maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-820-0888, or by writing to Rydex Series
            Trust at 6116 Executive Boulevard, Suite 400, Rockville,
                                Maryland 20852.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                         STATEMENT OF ADDITIONAL INFORMATION

                                  RYDEX SERIES TRUST

                         6116 Executive Boulevard, Suite 400
                              Rockville, Maryland  20852
                                    (800) 820-0888
                                    (301) 468-8520

The Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-three separate investment portfolios (the "Rydex Funds"). This Statement of Additional Information ("SAI") relates to the following fifteen portfolios only: Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Leisure Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund (collectively the "Sector Funds"), and the U.S. Government Money Market Fund, Advisor Class Shares (the "Money Market Fund") (collectively the "Funds").

The Trust offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Investor Class Shares are sold principally to professional money managers and to investors who take part in certain asset-allocation or market-timing investment strategies. Advisor Class Shares are offered through broker-dealers and other financial institutions ("intermediaries") that have entered into arrangements with the Distributor to sell Advisor Class Shares to their customers. Advisor Class Shares differ from Investor Class Shares primarily in the allocation of certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Sales of shares of each Class are made without a sales charge at each Fund's per share net asset value. Additional Funds and/or classes may be created from time to time.

Each Sector Fund is intended to provide significant investment exposure with respect to a particular sector of the securities markets. The Sector Funds may be used independently or in combination with each other as part of an overall investment strategy. However, none of the Sector Funds alone constitutes a balanced investment plan, and certain Sector Funds involve special risks not traditionally associated with investment companies. Because of the nature of the Sector Funds, there generally will be significant portfolio turnover, which will likely cause higher expenses and additional costs. Moreover, each Sector Fund will utilize leverage to gain exposure to its relevant sector, to a greater extent than 100% of its assets. The Sector Funds are not intended for investors whose principal objective is current income or preservation of capital, and may not be a suitable investment for long-term investors who intend to follow an "invest and hold" strategy. See "Risk Considerations" in the Rydex Sector Funds' Prospectuses (the "Prospectuses").

This SAI is not a prospectus and should be read in conjunction with, and is incorporated by reference into, the Prospectus for Investor Class Shares, dated March 1, 1998, and the Prospectus for Advisor Class Shares, dated [APRIL 1, 1998]. Copies of the Prospectuses for each of the Advisor Class Shares and Investor Class Shares are available, without charge, upon request to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, or by telephoning the Trust at (800) 820-0888 or (301) 468-8520.

The date of this SAI is March 1, 1998.

                         STATEMENT OF ADDITIONAL INFORMATION

                                  TABLE OF CONTENTS


                                                                            Page
                                                                            ----


DESCRIPTION OF THE SECTOR FUNDS. . . . . . . . . . . . . . . . . . . . . . . .3

DESCRIPTION OF THE MONEY MARKET FUND . . . . . . . . . . . . . . . . . . . . .6

INVESTMENT POLICIES AND TECHNIQUES . . . . . . . . . . . . . . . . . . . . . .6

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . 11

PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . . . . . . . . . 14

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . 15

DISTRIBUTION AND SHAREHOLDER SERVICES. . . . . . . . . . . . . . . . . . . . 19

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . 20

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 21

CALCULATION OF RETURN QUOTATIONS . . . . . . . . . . . . . . . . . . . . . . 22

INFORMATION ON COMPUTATION OF YIELD. . . . . . . . . . . . . . . . . . . . . 23

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . 24

DIVIDENDS, DISTRIBUTIONS, AND TAXES. . . . . . . . . . . . . . . . . . . . . 25

EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28

DESCRIPTION OF THE SECTOR FUNDS

BANKING FUND
As discussed in the Prospectuses, the Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND
As discussed in the Prospectuses, the Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, cooper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND
As discussed in the Prospectuses, the Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND
As discussed in the Prospectuses, the Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND
As discussed in the Prospectuses, the Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufactures; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (CAD/CAM), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND
As discussed in the Prospectuses, the Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND
As discussed in the Prospectuses, the Fund may invest in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND
As discussed in the Prospectuses, the Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Securities and Exchange Commission ("SEC") regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owing more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owing more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND
As discussed in the Prospectuses, the Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

LEISURE FUND
As discussed in the Prospectuses, the Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

RETAILING FUND
As discussed in the Prospectuses, the Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND
As discussed in the Prospectuses, the Fund may invest in companies that are involved in the technology sector including companies which the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND
As discussed in the Prospectuses, the Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND
As discussed in the Prospectuses, the Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

DESCRIPTION OF THE MONEY MARKET FUND

As discussed in the Prospectus for the Advisor Class Shares, the Fund seeks to provide security of principal, high current income, and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable NAV. All securities purchased by the Fund must have remaining maturities of 397 days or less. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL
Each Fund's investment objective and permitted investments are described in the Prospectuses under the headings "FUND INFORMATION" and "INFORMATION ABOUT THE FUNDS' INVESTMENTS." The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Sector Fund's assets will fluctuate in value, whereas the interest obligations on borrowing may be fixed, the net asset value per share of the Sector Fund will increase more when the Sector Fund's portfolio assets increase in value and decrease more when the Sector Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowing may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Sector Funds intend to use leverage during periods when the Advisor believes that the respective Sector Fund's investment objective would be furthered.

Each Sector Fund may borrow money to facilitate management of the Sector Fund's portfolio by enabling the Sector Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Sector Fund promptly.

As required by the 1940 Act, a Sector Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowing) of 300% of all amounts borrowed. If, at any time, the value of the Sector Fund's assets should fail to meet this 300% coverage test, the Sector Fund, within three days (not including Sundays and holidays), will reduce the amount of the Sector Fund's borrowing to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Sector Funds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Sector Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Sector Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowing.

FOREIGN ISSUERS
The Sector Funds may invest in issuers located outside the United States. This may be achieved by purchasing American Depository Receipts ("ADRs") in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. ADRs may be purchased with and sold for U.S. dollars, which protect the Sector Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES
The Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities (10% with respect to the Money Market
Fund). The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of Rule 144A, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are "illiquid" depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, the trustees may delegate this function to an investment adviser. The trustees of the Trust (the "Trustees") have delegated to the Advisor, the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which may have enjoyed a fair degree of marketability when purchased, may subsequently become illiquid. Accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Fund's liquidity.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets (the Money Market Fund will not lend more than 15% of the value of the its assets). Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Funds (other than the Money Market Fund) may buy call options and write (sell) put options on securities, and may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver (in the case of a call) or take delivery of (in the case of a put) the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDEXES. The Funds (other than the Money Market Fund) may purchase call options and write put options, and may purchase put options and write call options, on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian, cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underling futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

PORTFOLIO TURNOVER
As discussed in the Prospectuses, the Trust anticipates that investors in the Funds, as part of a market-timing or asset allocation investment strategy, will frequently exchange shares of the Funds for shares in other Funds pursuant to the exchange policy of the Trust as well as frequently redeem shares of the Funds (see "Exchanges" in the Prospectuses). The nature of the Funds may cause the Funds to experience substantial portfolio turnover. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

REPURCHASE AGREEMENTS
As discussed in the Prospectuses, the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
It is the current policy of the Funds (other than the Money Market Fund), not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% for the Money Market Fund) of the Fund's total assets. The investments of a Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

U.S. GOVERNMENT SECURITIES
The Funds may invest in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.
While the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. A Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that

Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Sector Fund may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceed 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The Money Market Fund may not:

1. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

2. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

3. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

5.   Write or purchase put or call options.

6. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

7. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

8. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Sector Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3.   Purchase securities on margin or effect short sales, except that a Fund may
     (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Money Market Fund may not:

1.   Invest in warrants.

2.   Invest in real estate limited partnerships.

3.   Invest in mineral leases.

In addition, the Money Market Fund does not presently intend:

1. To lend the Fund's assets. If, in the future, the Fund does lend its assets, the Fund will adhere to all limitations on the Fund's ability to lend its assets as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale.

2.   To enter into currency transactions.

3. To purchase illiquid securities. If in the future, the Fund does purchase illiquid securities, the Fund will not invest more than 10% of its net assets in illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale.

4. To purchase and sell real property (including limited partnership interests), to purchase and sell securities that are secured by real estate or interests therein, to purchase mortgage-related securities, or to hold and sell real estate acquired for the Fund as a result of the ownership of securities.

The foregoing percentages are based on total assets (except for the limitation on illiquid securities, which is based on net assets) and will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Trust and the Advisor have applied to the SEC for an exemptive order that would permit other investment companies to invest in the Funds beyond the limitations of the 1940 Act, as part of a "fund of funds" arrangement (the "FOF Order"). Once the Trust receives the FOF Order, and for as long as the FOF Order remains effective (and subject to the FOF Order being modified in the future), none of the Funds will invest in any securities of investment companies, except as the securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization. There is no assurance that the FOF Order will be issued.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person or persons responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement to always seek the lowest possible commissions could impede effective portfolio management and preclude the Fund and the Advisor from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters. Transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names, addresses and ages of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*ALBERT P. VIRAGH, JR. (56)

     Chairman of the Board of Trustees and President of the Trust; Chairman of the Board, President, and Treasurer of PADCO Advisors, Inc., investment adviser to the Trust, 1993 to present; Chairman of the Board, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent

------------------------
* This trustee is deemed to be an "interested person" of the Trust under the 1940 Act.

     servicer to the Trust, 1993 to present; Chairman of the Board of Managers of The Rydex Advisor Variable Annuity Account (the "Separate Account"), a separate account of Great American Reserve Insurance Company, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO
     Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Financial Services, Inc., a registered broker-dealer firm and the distributor of the Advisor Class Shares of each Sector Fund and the Money Market Fund, and all shares of the Rydex Institutional Money Market Fund and the Rydex High Yield Fund, each a series of the Trust, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville,
     Maryland 20852.

COREY A. COLEHOUR (52)

     Trustee of the Trust, 1993 to the present; Manager of the Separate Account, 1996 to the present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to the present.
     Address: 1489 West Briarwood Avenue, Littleton, Colorado 80120.

J. KENNETH DALTON (56)

     Trustee of the Trust, 1995 to present; Manager of the Separate Account, 1996 to present; Mortgage Banking Consultant and Investor, The Dalton Group, April 1995 to present; President, CRAM Mortgage Group, Inc. 1966 to April 1995. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN 0. DEMARET (57)

     Trustee of the Trust, December 1997 to the present; Manager of the Separate Account, December 1997 to the present; Retired, 1996 to the present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; Sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel, Chicago Transit Authority, 1981 to 1984: Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 1415 Redbud Lane, Glenview, Illinois 60025.

PATRICK T. MCCARVILLE (55)

     Trustee of the Trust. December 1997 to the present; Manager of the Separate Account, December 1997 to the present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to the present: President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Address: 3069 Plum Island Drive, Northbrook, Illinois 60062.

OFFICERS

ROBERT M. STEELE (39)

     Secretary and Vice President of the Trust; Vice President of PADCO Advisors, Inc., investment adviser to the Trust, 1994 to present; Secretary and Vice President of the Separate Account, 1996 to present; Vice President of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CARL G. VERBONCOEUR (44)

     Vice President of Operations of the Trust; Vice President of Operations of the Separate Account, 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (27)

     Assistant Secretary of the Trust; Employee and senior portfolio manager of PADCO Advisors, Inc., 1993 to present; portfolio manager of The Rydex OTC Fund (since 1997) and The Rydex U.S. Government Bond Fund (since 1997), each a series of the Trust; Assistant Secretary of the Separate Account, 1996 to present; Employee of PADCO Advisors II Inc., investment adviser to the Separate Account; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993; Student, Miami University of Oxford, Ohio (B.A., Business Administration, 1992).
     Address:  6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

SOTHARA CHIN (31)

     Compliance Officer of the Trust; Compliance Officer of PADCO Advisors, Inc., investment adviser of the Trust, 1996 to the present; Compliance Officer of the Separate Account, 1996 to present; Compliance Officer of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Compliance Officer of PADCO Service Company, Inc., the Trust's shareholder and transfer agent servicer to the trust, 1996 to present; Compliance Officer of PADCO Financial Services, Inc., a registered broker-dealer and the distributor of the shares of the Rydex Institutional Money Market Fund and High Yield Fund, 1996 to present; Compliance Officer, USLICO Corporation, an insurance company, 1990 to 1996. Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

THE ADVISORY AGREEMENT
Under an investment advisory agreement with the Advisor, the Advisor serves as the investment adviser for, provides investment advice to, and oversees the day-to-day operations of the Sector Funds, subject to direction and control by the Trustees and the officers of the Trust. As of November 30, 1997, assets under management of the Advisor were approximately $1.7 billion.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

THE SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, distributes dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund. Each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

The aggregate compensation paid by the Trust to each of its Trustees serving during the nine-month period ending March 31, 1997, is set forth in the table below:


                                            PENSION OR
                        AGGREGATE       RETIREMENT BENEFITS          ESTIMATED ANNUAL
NAME OF PERSON,       COMPENSATION    ACCRUED AS PART OF THE           BENEFIT UPON
   POSITION          FROM THE TRUST      TRUST'S EXPENSES               RETIREMENT
---------------      --------------   ----------------------         ----------------

Albert P. Viragh, Jr.*           $0                       $0                       $0
  CHAIRMAN AND
   PRESIDENT

Corey A. Colehour            $4,500                       $0                       $0
  TRUSTEE

J. Kenneth Dalton            $4,500                       $0                       $0
  TRUSTEE

Roger Somers                 $4,500                       $0                       $0
  TRUSTEE



---------------------------
* Mr. Viragh is an "interested person" of the Trust.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

SHAREHOLDER AND TRUSTEE LIABILITY
The Trust's Declaration of Trust disclaims liability of the shareholders of the Trust or the Trustees of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Trust shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. Accordingly, this risk should be considered remote.

DISTRIBUTION AND SHAREHOLDER SERVICES

DISTRIBUTOR
Pursuant to the Distribution and Shareholder Services Plan adopted by the Trust, PADCO Financial Service, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Distributor"), provides certain distribution and shareholder services under the general supervision and control of the Trustees and the officers of the Trust.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares, for which the Distributor and, through the DIstributor, other firms that provide distribution and shareholder services ("Service Providers") may receive compensation. Under the Plan, the Funds will pay fees to the Distributor at an annual rate not to exceed .25% of average daily net assets pursuant to Rule 12b-1 of the 1940 Act. In return, the Distributor or Service Provider may use this fee for (i) compensation for its services (or for the services of a Service Provider) in connection with distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

The Distributor or Service Proviser will also receive fees at an annual rate not to exceed .25% of average daily net assets of a Fund for performance by the Distributor or Service Providers of some or all of the following services:

-    maintaining accounts relating to clients that invest in shares;
-    arranging for bank wires;
- responding to client inquiries relating to the services performed by the Distributor or Service Provider;
-    responding to inquiries from clients concerning their investment in shares;
     and
- assisting clients in changing dividend options, account designations and addresses.
- providing information periodically to clients showing their position in shares;
- forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients;
- processing purchase exchange and redemption requests from clients and placing orders with the Funds or its service providers;
- providing sub-accounting with respect to shares beneficially owned by clients; and
-    processing dividend payments from the Funds on behalf of clients.

These shareholder services are different from the distribution services discussed above, and are not primarily intended to result in the sale of shares of the Funds.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

For purposes of determining net asset value per share of a Fund, options and futures contracts will be valued 15 minutes after the 4:00 P.M., Eastern Time, close of regular trading on the NYSE, except that futures contracts traded on the Chicago Board of Trade ("CBOT") will be valued at 3:00 P.M., Eastern Time, the close of trading of that exchange. Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase Eligible Securities. Eligible Securities are securities which : (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NSRO has issued a short-term rating with respect to the security, then by that NSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years, up to the life of the Fund (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations," below.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the Nikkei Stock Average and Deutscher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the qualify of a Fund's investment performance.

Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, a Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. Since the assets in all mutual funds are always changing, a Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Sector Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Sector Fund may be stated in terms of total return. Under the rules of the SEC ("SEC Rules"), a Sector Fund's advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T) = ERV

     Where:    P =       a hypothetical initial payment of $1,000;

               T =       average annual total return;

               n =       number of years (1, 5 or 10); and

               ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Sector Fund are assumed to have been reinvested at net asset value as described in the Prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, each Sector Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Sector Fund with other measures of investment return. For example, in comparing the total return of a Sector Fund with data published by Lipper Analytical Services, Inc., each respective Sector Fund calculates its aggregate total return or the specified periods of time by assuming the investment of $10,000 in Sector Fund shares and assuming the investment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.

INFORMATION ON COMPUTATION OF YIELD

In addition to the total return quotations discussed above, a Sector Fund may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of a Sector Fund earned during the period by the maximum offering price per Sector Fund share on the last day of the period, according to the following formula:

                                            a - b     6
                               YIELD = 2[( ------ + 1) - 1]
                                             cd

     Where:    a =       dividends and interest earned during the period;

               b =       expenses accrued for the period (net of
                         reimbursements);

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

               d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by a Sector Fund based on the market value of the obligation at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest),
(ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Sector Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Sector Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

A Sector Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Rydex Sector Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving


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


Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market
value equal to the redemption price (redemption in-kind).   Although it is
highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Prospectuses under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

REGULATED INVESTMENT COMPANY STATUS
As a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as capital gains from property held for more than 18 months, or from property held for more than 1 year but not for more than 18 months, shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes. To qualify as a RIC, the Code requires that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government Securities, the securities of other regulated investment companies, and other securities, with such securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of Fund's total assets and 10% of the outstanding voting securities of any one issuer, and (ii) not more than

25% of the value of the Fund's total assets be invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or related trades or businesses.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income delved from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash. Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to Federal income taxes on its taxable income and the Fund's distributions, to the extent that such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that the Fund will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be treated as a gain from the sale or exchange of a capital asset held for not more than 1 year, I.E., short-term capital gain. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be either short-term, mid term or long-term capital gain or loss, depending on whether the Fund's holding period for the underlying security or underlying futures contract was not for more than 1 year (short-term), for more than 1 year but not for more than 18 months (mid-term), or for more than 18 months (long-term). If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term, mid-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract. The amount paid to the Fund for the option will be added to the amount of the proceeds received by the Fund.

With respect to call options purchased by a Fund, the Fund will realize short-term, mid-term or long-term capital gain or loss if such option is sold and will realize short-term, mid-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option.
If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Funds also may utilize options on stock indexes. Options on "broad-based" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Funds involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of the Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of
(i) reportable taxable dividends and distributions; and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

EXPERTS

Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds.


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